Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	53 Months Ended
	Jan. 21, 2020	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000216396
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Counterpoint High Yield Trend ETF
Without Sales Load [Member] | C000216396
Average Annual Return [Line Items]
Average Annual Return, Percent		2.26%	7.31%	0.02%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		(0.71%)	2.63%	(0.99%)
CP High Yield Trend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CP High Yield Trend Index
Average Annual Return, Percent		2.50%	8.03%	0.76%
Counterpoint High Yield Trend ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		2.16%	7.21%	0.02%